Share Capital and Share-based Payments - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted Share Units
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	843,312	709,706
Granted (in shares)	708,446	603,607
Settled (in shares)	(381,950)	(428,065)
Forfeited (in shares)	(188,550)	(41,936)
Outstanding - ending balance (in shares)	981,258	843,312
Performance Based Restricted Share Units
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	1,270,155	1,145,300
Granted (in shares)	464,100	421,155
Settled (in shares)	(568,653)	(295,200)
Forfeited (in shares)	(225,800)	(1,100)
Outstanding - ending balance (in shares)	939,802	1,270,155